Financial Instruments - Open Interest Rate Swap Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Forward-Exchange Contracts
Derivatives, Fair Value [Line Items]
Notional amounts	$ 9,541	$ 7,096	$ 11,452
Fair Value of Combined Contracts	(147)	(102)	(401)
Forward-Exchange Contracts | Minimum
Derivatives, Fair Value [Line Items]
Exchange/Strike Rates (AUD to USD)	0.9656	0.9702	0.9973
Forward-Exchange Contracts | Maximum
Derivatives, Fair Value [Line Items]
Exchange/Strike Rates (AUD to USD)	1.0346	1.0201	1.0465
Currency Option
Derivatives, Fair Value [Line Items]
Notional amounts
Fair Value of Combined Contracts
Currency Option | Minimum
Derivatives, Fair Value [Line Items]
Exchange/Strike Rates (AUD to USD)
Currency Option | Maximum
Derivatives, Fair Value [Line Items]
Exchange/Strike Rates (AUD to USD)